COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2023
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2023	2022	2023	2022	2023	2022	2023	2022
Site operating costs[1,2]	$1,244	$1,163	$100	$76	$—	$—	$1,344	$1,239
Depreciation[1]	413	438	59	34	8	4	480	476
Royalty expense	88	95	16	32	—	—	104	127
Community relations	8	7	1	1	—	—	9	8
	$1,753	$1,703	$176	$143	$8	$4	$1,937	$1,850
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2023	2022	2023	2022	2023	2022	2023	2022
Site operating costs[1,2]	$2,452	$2,231	$215	$159	$—	$—	$2,667	$2,390
Depreciation[1]	858	857	103	72	14	7	975	936
Royalty expense	189	183	31	64	—	—	220	247
Community relations	15	14	1	2	—	—	16	16
	$3,514	$3,285	$350	$297	$14	$7	$3,878	$3,589
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $1 million for the three months ended June 30, 2023 (2022: $31 million) and $14 million for the six months ended June 30, 2023 (2022: $31 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes corporate amortization.